Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of total revenues

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Revenue from contracts with customers
Gold	$81,928	$63,333	$170,852	$126,085
Silver	44,371	30,520	100,732	50,013
Copper and other	2,912	234	4,620	234
Total revenues	$129,211	$94,087	$276,204	$176,332

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
Revenue from contracts with customers
Stream and related interests
Cerro Lindo	$22,036	$24,205	$61,279	$38,708
Northparkes	24,051	31,419	56,739	56,966
ATO	17,746	—	17,746	2,690
Impala Bafokeng	10,465	4,587	17,226	9,346
Buriticá	10,117	3,577	17,111	7,169
Bonikro	4,599	2,813	17,071	6,448
El Mochito	5,545	—	10,795	91
Auramet	5,005	4,213	10,633	7,848
Agbaou	2,844	1,802	7,948	4,950
Gunnison	2,030	234	2,701	234
Other	1,004	2,152	2,335	4,045
	$105,442	$75,002	$221,584	$138,495
Royalty interests
Beta Hunt	$4,646	$4,760	$11,295	$9,402
Fosterville	3,203	2,532	6,632	5,494
Camino Rojo	2,316	2,089	4,654	4,042
Agbaou	2,091	1,399	4,357	3,052
Young-Davidson	1,707	2,136	4,212	3,835
Florida Canyon	1,823	1,798	3,976	3,337
Sunrise Dam	699	166	3,322	968
Kensington	1,269	914	3,012	1,831
Stawell	1,341	1,135	2,790	1,938
Henty	671	591	1,468	1,249
Eagle River Complex	615	476	1,423	943
Other	3,388	1,089	7,479	1,746
	$23,769	$19,085	$54,620	$37,837
Total revenues	$129,211	$94,087	$276,204	$176,332